Commitments and Contingencies (Details) - Schedule of Lease Assets And Lease Liabilities - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets
Right of use asset – long term	$ 2,319	$ 2,693
Total right of use asset	2,319	2,693
Liabilities
Operating lease liabilities – short term	1,488	1,488
Operating lease liabilities – long term	718	1,084
Total lease liability	$ 2,206	$ 2,572